DESCRIPTION OF BUSINESS AND REORGANIZATION	12 Months Ended
Mar. 31, 2026
Description Of Business And Reorganization
DESCRIPTION OF BUSINESS AND REORGANIZATION

1.	DESCRIPTION OF BUSINESS AND REORGANIZATION

Green Circle Decarbonize Technology Limited (the “Company”) was incorporated in the Cayman Islands with limited liability under the Companies Act of the Cayman Islands. The address of the registered office is P. O. Box 31119 Grand Pavilion, Hibiscus Way, 802 West Bay Road, Grand Cayman, KY1 - 1205 Cayman Islands and the principal place of business of the Company is Unit 1809, Prosperity Place, 6 Shing Yip Street, Kwun Tong, Kowloon, Hong Kong.

The principal activity of the Company is investment holding and its subsidiary (the “Group”) is a provider of advanced energy saving solutions and consultancy services and construction services supported by proprietary phase change thermal energy storage materials and thermal engineering services. As an advocate of decarbonization, the subsidiary design, develop, and provide customized energy saving solutions that bring considerable economic benefits to our clients and reduce carbon emissions for a sustainable future.

Reorganization

Boca International Limited (“BOCA”) was incorporated in Hong Kong on June 16, 1992, issued 7,000,000 shares to Joyful Star Limited, and the sole shareholder of Joyful Star Limited is Chan Kam Biu Richard (“Richard”).

On March 23, 2022, the Company acquired all the 7,000,000 shares of BOCA from Joyful Star Limited for a nominal consideration of HK$ 1 and became the 100% shareholder of BOCA. As of March 23, 2022, Richard held 70.67% shares of the Company, being 58.67% through Joyful Star Limited and 12.00% through Green Circle Limited. Therefore, Richard was the ultimate controlling party of both the Company and BOCA.

As a result, the Reorganization Transaction is considered a common control combination. The Reorganization Transaction is reflected as an equity transaction on the consolidated financial statements of the Company, using the predecessor value method. The difference between the consideration of HK$ 1 and BOCA’ s share capital of HK$ 7,000,000 is presented as “other reserve”, and the retained earnings of BOCA continue to be presented as retained earnings in the consolidated financial statements.

Initial Public Offering

On January 12, 2026, the “Company entered into an underwriting in connection with issuance and sale by the Company (the “IPO”) of 2,500,000 ordinary shares, par value US$ 0.001 per share (the “Ordinary Shares”) at a price of US$ 4.00 per share, less underwriting discounts and commissions. Pursuant to the Underwriting Agreement, the Underwriters were granted an option (the “Over-Allotment Option”) for a period of 45 days to purchase from the Company up to an additional 375,000 Ordinary Shares, at the same price per share, to cover over-allotments, if any. In connection with the IPO, the Company listed its Ordinary Shares on the NYSE American Market (“NYSE American”), and the Ordinary Shares commenced trading on NYSE American on January 13, 2026 under the symbol “GCDT”. The IPO closed on January 14, 2026. The Company received net proceeds from the IPO of approximately US$8,566,625 after deducting the underwriting discounts and commissions, the non-accountable expense allowance and offering expenses payable to service parties (excluding any exercise of the Over-Allotment Option in connection with the IPO). On February 12, 2026, the Company issued and sold to the underwriter 375,000 Ordinary Shares at a price of US$ 4.00 per share, pursuant to the full exercise of the Over-Allotment Option resulting in additional gross proceeds of approximately US$1,500,000. As a result, a total of 2,875,000 Ordinary Shares are issued in the IPO.

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2026, 2025 AND 2024

(Expressed in Hong Kong Dollars, except share data and per share data, or otherwise noted)